UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-21478

Name of Registrant:	Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

Item 1:	Schedule of Investments

Vanguard Market Liquidity Fund Schedule of Investments November 30, 2007
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Agency Obligations (6.1%)

[2] Federal Home Loan Bank	4.719%	12/19/2007	301,118	300,413
[2] Federal Home Loan Mortgage Corp.	4.716%	12/10/2007	80,000	79,906
[2] Federal Home Loan Mortgage Corp.	4.415%	12/13/2007	305,111	304,663
[2] Federal Home Loan Mortgage Corp.	4.668%-4.723%	1/7/2008	457,425	455,237
[2] Federal National Mortgage Assn.	4.717%	1/9/2008	118,000	117,404

Total U.S. Agency Obligations
(Cost $1,257,623)				1,257,623

Commercial Paper (16.3%)

Finance—Auto (0.5%)
Toyota Motor Credit Corp.	4.835%	12/3/2007	20,000	19,995
Toyota Motor Credit Corp.	4.849%	12/17/2007	74,000	73,842

				93,837

Finance—Other (2.0%)
General Electric Capital Corp.	5.250%	12/19/2007	420,000	418,912

Foreign Banks (11.2%)
[3] Australia & New Zealand Banking Group, Ltd.	4.681%	2/11/2008	26,000	25,760
[3] Australia & New Zealand Banking Group, Ltd.	4.984%	2/22/2008	30,000	29,660
Bank of Scotland PLC	4.890%	1/25/2008	173,500	172,220
CBA (Delaware) Finance Inc.	4.628%	12/7/2007	74,873	74,815
CBA (Delaware) Finance Inc.	5.112%	12/14/2007	94,000	93,828
CBA (Delaware) Finance Inc.	5.580%	12/17/2007	18,000	17,956
[3] Danske Corp.	5.575%	12/10/2007	40,000	39,945
[3] Danske Corp.	5.639%	12/14/2007	18,000	17,964
[3] Danske Corp.	4.998%	12/19/2007	110,000	109,728
[3] Danske Corp.	5.004%	12/20/2007	90,000	89,764
[3] Danske Corp.	4.728%	1/31/2008	75,000	74,406
Dexia Delaware LLC	5.042%	12/4/2007	75,000	74,969
Dexia Delaware LLC	5.141%	12/19/2007	247,000	246,373
HBOS Treasury Services PLC	5.589%	12/13/2007	75,000	74,862
ING (U.S.) Funding LLC	4.953%	1/25/2008	45,000	44,664
[3] National Australia Funding (Delaware) Inc.	4.531%	12/3/2007	150,000	149,962
Santander Centro Hispano Finance (Delaware), Inc.	5.094%	12/5/2007	32,000	31,982
Santander Centro Hispano Finance (Delaware), Inc.	5.515%	3/13/2008	115,000	113,235
Societe Generale N.A. Inc.	4.952%-4.962%	1/23/2008	215,000	213,451
Societe Generale N.A. Inc.	4.846%	2/1/2008	75,000	74,382
Svenska Handelsbanken, Inc.	5.097%	12/10/2007	93,000	92,883
Svenska Handelsbanken, Inc.	4.821%	1/28/2008	54,500	54,082
UBS Finance (Delaware), LLC	4.828%	1/24/2008	100,000	99,285
[3] Westpac Banking Corp.	5.619%-5.639%	12/14/2007	130,000	129,739
[3] Westpac Banking Corp.	4.942%	1/24/2008	100,000	99,268
[3] Westpac Banking Corp.	4.748%	2/1/2008	50,000	49,596

				2,294,779

Foreign Industrial (0.9%)
[3] AstraZeneca PLC	4.921%	1/22/2008	15,000	14,895
[3] AstraZeneca PLC	4.890%	1/23/2008	15,000	14,893
3 BP Capital Markets PLC	4.573%	3/28/2008	40,000	39,410
[3] GlaxoSmithKline Finance PLC	4.779%	12/10/2007	15,000	14,982
[3] Total Capital	4.505%-4.515%	12/10/2007	102,000	101,885

				186,065

Industrial (1.4%)
[3] Coca Cola Co.	4.699%	1/28/2008	20,000	19,851
[3] Procter & Gamble Co.	4.522%	2/14/2008	55,000	54,488
[3] Procter & Gamble International Funding SCA	4.534%	2/19/2008	33,050	32,721
[3] Procter & Gamble International Funding SCA	4.526%	2/22/2008	25,000	24,742
[3] Procter & Gamble International Funding SCA	4.527%	2/25/2008	18,000	17,808
[3] Wal-Mart Stores, Inc.	4.737%	1/23/2008	15,000	14,897
[3] Wal-Mart Stores, Inc.	4.800%	1/29/2008	15,000	14,884
[3] Wal-Mart Stores, Inc.	4.531%	2/19/2008	30,000	29,701
[3] Wal-Mart Stores, Inc.	4.528%-4.536%	2/26/2008	76,000	75,178

				284,270

Insurance (0.3%)
AIG Funding Inc.	4.801%	2/4/2008	20,000	19,828
AIG Funding Inc.	4.799%	2/5/2008	50,000	49,565

				69,393

Total Commercial Paper
(Cost $3,347,256)				3,347,256

Certificates of Deposit (29.1%)

Certificates of Deposit—U.S. Banks (2.8%)
State Street Bank & Trust	5.450%	12/18/2007	150,000	150,000
State Street Bank & Trust	5.050%	12/19/2007	89,000	89,000
Wachovia Bank NA	4.980%	2/26/2008	346,000	346,000

				585,000

Yankee Certificates of Deposit— U.S. Branches (26.3%)
Abbey National Treasury Services PLC (Stamford
Branch)	4.830%	1/25/2008	75,000	75,000
BNP Paribas (New York Branch)	4.550%	12/3/2007	102,000	102,000
BNP Paribas (New York Branch)	4.600%	12/13/2007	125,000	125,000
BNP Paribas (New York Branch)	4.970%	2/20/2008	150,000	150,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	4.610%	12/14/2007	194,000	194,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	4.940%	1/24/2008	70,000	70,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	4.950%	1/25/2008	220,000	220,000
Bank of Montreal (Chicago Branch)	5.600%	12/17/2007	80,000	80,000
Bank of Montreal (Chicago Branch)	5.620%	12/17/2007	63,000	63,000
Bank of Nova Scotia (Portland Branch)	4.630%	12/7/2007	200,000	200,000
Bank of Nova Scotia (Portland Branch)	5.000%	12/18/2007	150,000	150,000
Bank of Scotland PLC (New York Branch)	4.830%	1/30/2008	200,000	200,000
Barclays Bank PLC (New York Branch)	5.230%	1/3/2008	150,000	150,000
Barclays Bank PLC (New York Branch)	5.500%	3/11/2008	125,000	125,000
Barclays Bank PLC (New York Branch)	5.180%	3/19/2008	123,000	123,000
Calyon (New York Branch)	4.900%	2/1/2008	70,000	70,000
Canadian Imperial Bank of Commerce
(New York Branch)	5.000%	12/17/2007	37,500	37,500
Canadian Imperial Bank of Commerce
(New York Branch)	5.430%	12/17/2007	36,000	36,000
Canadian Imperial Bank of Commerce
(New York Branch)	4.960%	2/19/2008	100,000	100,000
Deutsche Bank AG (New York Branch)	4.700%	2/4/2008	165,000	165,000
Fortis Bank NV-SA (New York Branch)	4.580%	12/13/2007	150,000	150,000
Fortis Bank NV-SA (New York Branch)	4.800%	1/28/2008	197,000	197,000
Fortis Bank NV-SA (New York Branch)	4.750%	1/29/2008	50,000	50,000
Fortis Bank NV-SA (New York Branch)	4.900%	2/19/2008	100,000	100,000
Lloyds TSB Bank PLC (New York Branch)	4.850%	1/24/2008	100,000	100,000
Nordea Bank Finland PLC (New York Branch)	4.550%	12/3/2007	244,500	244,500
Nordea Bank Finland PLC (New York Branch)	5.000%	2/21/2008	200,000	200,000
Rabobank Nederland (New York Branch)	4.950%	1/22/2008	160,000	160,000
Rabobank Nederland (New York Branch)	4.750%	1/30/2008	48,000	48,005
Rabobank Nederland (New York Branch)	5.080%	3/3/2008	120,000	120,000
Royal Bank of Scotland PLC (New York Branch)	5.600%	12/17/2007	175,000	175,000
Royal Bank of Scotland PLC (New York Branch)	4.800%	1/28/2008	150,000	150,000
Societe Generale (New York Branch)	4.750%	12/3/2007	125,000	125,000
Societe Generale (New York Branch)	5.140%	12/4/2007	100,000	100,000
Svenska Handelsbanken, AB (New York Branch)	4.740%	2/1/2008	190,000	190,000
Toronto Dominion Bank (New York Branch)	4.750%	12/3/2007	300,000	300,000
UBS AG (Stamford Branch)	5.210%	1/22/2008	349,000	349,000
Westpac Banking Corp. (New York Branch)	4.630%	12/14/2007	140,000	140,000
Westpac Banking Corp. (New York Branch)	5.490%	12/18/2007	80,000	80,000

				5,414,005

Total Certificates of Deposit
(Cost $5,999,005)				5,999,005

Eurodollar Certificates of Deposit (11.7%)

ABN-AMRO Bank NV	5.650%	12/17/2007	235,000	235,008
ABN-AMRO Bank NV	5.010%	1/24/2008	140,000	140,000
Australia and New Zealand Banking Group, Ltd.	4.980%	1/25/2008	65,000	65,000
Banco Santander Central Hispano SA	4.910%	2/1/2008	175,000	175,012
Credit Agricole S.A.	5.080%	2/29/2008	280,000	280,000
HBOS Treasury Services PLC	5.500%	3/14/2008	150,000	150,000
ING Bank N.V.	4.940%	1/25/2008	200,000	200,000
ING Bank N.V.	4.940%	1/28/2008	115,000	115,000
ING Bank N.V.	4.870%	1/29/2008	125,000	125,000
ING Bank N.V.	4.850%	2/1/2008	75,000	75,000
KBC Bank N.V.	4.640%	12/17/2007	250,000	250,000
KBC Bank N.V.	5.070%	2/28/2008	99,000	99,000
National Australia Bank Ltd.	5.030%	2/28/2008	300,000	300,000
Toronto Dominion Bank	4.900%	2/19/2008	200,000	200,000

Total Eurodollar Certificates of Deposit

(Cost $2,409,020)				2,409,020

Repurchase Agreements (37.2%)

Banc of America Securities, LLC
(Dated 11/30/2007, Repurchase Value $ 803,304,000,
collateralized by Federal Farm Credit Bank 5.000%- 5.200%, 3/20/2013-4/25/2014,
Federal Home Loan Bank 4.125%-5.500%, 9/26/2008- 11/17/2017, Federal Home Loan Bank
Discount Note, 12/19/2007-5/16/2008, Federal Home Loan Mortgage Corp. 0.000%, 1/15/2010, and
Federal National Mortgage Assn. 0.000%-7.125%, 11/15/2010-7/15/2037)	4.550%	12/3/2007	803,000	803,000
BNP Paribas Securities Corp.
(Dated 11/30/2007, Repurchase Value $ 402,153,000,
collateralized by Federal Home Loan Mortgage Corp. Discount Note, 12/31/2007, and Federal National
Mortgage Assn. 4.750%, 12/15/2010)	4.560%	12/3/2007	402,000	402,000
Barclays Capital Inc.
(Dated 11/30/2007, Repurchase Value $ 140,053,000,
collateralized by Federal Home Loan Bank Discount Note, 12/5/2007, Federal Home Loan Mortgage Corp.
Discount Note, 12/31/2007, and Federal National Mortgage Assn. Discount Note, 7/25/2008)	4.540%	12/3/2007	140,000	140,000
Barclays Capital, Inc.
(Dated 11/30/2007, Repurchase Value $ 293,112,000,
collateralized by Federal Home Loan Bank 4.625%- 5.500%, 2/26/2008-7/15/2036, Federal Home Loan Bank
Discount Note, 2/29/2008, Federal National Mortgage Assn. 5.375%, 8/15/2009, and Federal National
Mortgage Assn. 0.000%-5.375%, 8/15/2009-6/1/2017)	4.580%	12/3/2007	293,000	293,000
Barclays Capital, Inc.
(Dated 11/30/2007, Repurchase Value $ 95,265,000,
collateralized by Federal Home Loan Bank 5.250%, 12/24/2008)	4.800%	12/3/2007	95,227	95,227
Citigroup Global Markets, Inc.
(Dated 11/30/2007, Repurchase Value $ 402,153,000,
collateralized by Federal Home Loan Bank 3.625%- 7.375%, 2/15/2008-5/18/2016, Federal Home Loan Bank
Discount Note, 12/17/2007, Federal Home Loan Mortgage Corp. 0.000%-7.000%, 3/15/2010-10/18/2016,
and Federal National Mortgage Assn. 0.000%-4.750%, 12/15/2007-12/15/2010)	4.560%	12/3/2007	402,000	402,000
Credit Suisse Securities (USA) LLC
(Dated 11/30/2007, Repurchase Value $ 803,304,000,
collateralized by Federal Home Loan Bank 3.750%- 7.375%, 8/18/2009-2/12/2010, Federal Home Loan
Mortgage Corp. 4.500%-6.875%, 2/21/2008-8/23/2017, and Federal National Mortgage Assn. 4.125%-7.250%
5/15/2008-1/15/2030)	4.550%	12/3/2007	803,000	803,000
Deutsche Bank Securities, Inc.
(Dated 11/30/2007, Repurchase Value $ 1,764,670,000,
collateralized by Federal Home Loan Bank 4.375%- 5.100%, 9/19/2008-10/10/2012, Federal Home Loan Bank
Discount Note, 12/5/2007-3/26/2008, Federal Home Loan Mortgage Corp. 4.125%-4.750%, 11/30/2009- 3/5/2012,
Federal National Mortgage Assn. 0.000%-5.000%, 2/15/2008-5/11/2017, and Federal National Mortgage Assn.
Discount Note, 12/14/2007-10/31/2008)	4.560%	12/3/2007	1,764,000	1,764,000
Goldman, Sachs & Co.
(Dated 11/30/2007, Repurchase Value $ 75,028,000,
collateralized by Federal Home Loan Bank 5.790%, 4/27/2009, Federal Home Loan Bank Discount Note,
7/21/2008, Federal Home Loan Mortgage Corp. 3.375%, 4/15/2009, and Federal National Mortgage Assn.
4.250%-7.250%, 1/15/2010-8/15/2010)	4.550%	12/3/2007	75,000	75,000
Greenwich Capital Markets, Inc.
(Dated 11/30/2007, Repurchase Value $ 602,228,000,
collateralized by Federal Home Loan Bank Discount Note, 2/1/2008-2/27/2008, and Federal National
Mortgage Assn. Discount Note, 1/28/2008)	4.550%	12/3/2007	602,000	602,000
J.P. Morgan Securities Inc.
(Dated 11/30/2007, Repurchase Value $ 502,190,000,
collateralized by Federal Home Loan Bank 4.375%-7.375%, 2/12/2010-11/15/2012, Federal Home Loan
Mortgage Corp. 3.375%-6.750%, 2/21/2008-7/15/2032, and Federal National Mortgage Assn.
3.250%-7.250%, 1/15/2008-11/15/2030)	4.550%	12/3/2007	502,000	502,000
RBC Capital Markets Corp.
(Dated 11/30/2007, Repurchase Value $ 202,077,000,
collateralized by Federal Farm Credit Bank 5.250%, 9/13/2010, Federal Home Loan Bank 4.250%-5.800%,
9/2/2008-12/9/2016, Federal Home Loan Bank Discount Note, 12/3/2007, Federal Home Loan
Mortgage Corp. 4.500%-6.250%, 2/17/2009-7/15/2032, and Federal National Mortgage
Assn. 4.125%-6.625%, 4/10/2008-4/15/2014)	4.560%	12/3/2007	202,000	202,000
Societe Generale
(Dated 11/30/2007, Repurchase Value $ 202,077,000,
collateralized by Federal Home Loan Bank Discount Note, 2/20/2008-2/22/2008)	4.560%	12/3/2007	202,000	202,000
Societe Generale
(Dated 11/30/2007, Repurchase Value $ 233,090,000,
collateralized by Federal Home Loan Bank 4.750%- 5.375%, 4/24/2009-5/18/2016, Federal Home Loan Bank
Discount Note, 12/21/2007, Federal Home Loan Mortgage Corp. Discount Note, 12/10/2007-2/29/2008,
Federal National Mortgage Assn. 4.375%-5.250%, 6/15/2008-11/19/2012, and Federal National Mortgage Assn.
Discount Note, 12/26/2007-3/17/2008)	4.620%	12/3/2007	233,000	233,000
UBS Securities LLC
(Dated 11/30/2007, Repurchase Value $ 1,128,428,000,
collateralized by Federal Home Loan Bank 4.500%, 11/15/2012, Federal Home Loan Mortgage Corp.
4.125%-6.875%, 2/21/2008-4/18/2017, and Federal National Mortgage Assn. 4.375%-7.125%, 6/15/2010- 11/15/2030)	4.550%	12/3/2007	128,000	1,128,000

Total Repurchase Agreements
(Cost $7,646,227)				7,646,227

Total Investments (100.4%)
(Cost $20,659,131)				20,659,131

Other Assets and Liabilities-Net (-0.4%)				(78,205)

Net Assets (100%)				20,580,926

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Municipal Cash Management Fund Schedule of Investments November 30, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (101.3%)

Alabama (1.1%)
Alabama Private Colleges & Univ. Fac. Auth. Student Housing Rev. (Birmingham-Southern College) VRDO	3.630%	12/7/2007 LOC	11,285	11,285
[1] Univ. of Alabama General Rev. TOB VRDO	3.660%	12/7/2007 (1)	5,175	5,175

				16,460

Alaska (1.6%)
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	3.630%	12/3/2007	10,100	10,100
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	3.630%	12/3/2007	14,275	14,275

				24,375

Arizona (2.2%)
[1] Arizona State Univ. COP TOB PUT	3.800%	3/13/2008 (2)	5,405	5,405
[1] Arizona Transp. Board Highway Rev. TOB VRDO	3.670%	12/7/2007	21,715	21,715
Tempe AZ Transit Excise Tax Rev. VRDO	3.620%	12/7/2007	7,900	7,900

				35,020

California (0.0%)
California GO VRDO	3.450%	12/3/2007 LOC	430	430

Colorado (0.7%)
[1] Colorado State COP Univ. of Colorado Denver Health Science Center Fitzsimons Academic Fac. Project TOB VRDO	3.660%	12/7/2007 (1)	7,200	7,200
[1] Regional Transp. Dist. of Colorado Sales Tax Rev. TOB VRDO	3.750%	12/7/2007 (2)	2,975	2,975

				10,175

Delaware (0.5%)
Univ. of Delaware Rev. VRDO	3.650%	12/3/2007	3,500	3,500
Univ. of Delaware Rev. VRDO	3.650%	12/3/2007	4,330	4,330

				7,830

Florida (11.6%)
Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.) VRDO	3.600%	12/3/2007 LOC	31,300	31,300
Broward County FL EDL Facs. Auth. Rev. VRDO	3.600%	12/3/2007 LOC	27,100	27,100
Jacksonville FL Econ. Dev. Community Health Care Fac. Rev. VRDO	3.600%	12/3/2007 LOC	2,985	2,985
Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	3.600%	12/3/2007 LOC	27,800	27,800
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	3.600%	12/3/2007 LOC	11,930	11,930
[1] Orange County FL School Board COP TOB VRDO	3.670%	12/7/2007 (3)	9,275	9,275
[1] Orange County FL School Board TOB VRDO	3.670%	12/7/2007 (3)	5,330	5,330
Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	3.600%	12/3/2007 LOC	6,940	6,940
Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	3.600%	12/3/2007 LOC	7,790	7,790
Sarasota FL Manatee Airport Auth. Rev. VRDO	3.600%	12/3/2007 LOC	4,450	4,450
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.670%	12/3/2007 (2)	38,020	38,020
Univ. of South Florida Financing Corp. VRDO	3.610%	12/7/2007 LOC	6,500	6,500

				179,420

Georgia (5.3%)
Atlanta GA Dev. Auth. Rev. (Botanical Garden Imports) VRDO	3.610%	12/7/2007 LOC	10,000	10,000
Forsyth County GA Water & Sewer Auth. Rev. VRDO	3.580%	12/7/2007	10,870	10,870
[1] Georgia GO TOB VRDO	3.660%	12/7/2007	2,150	2,150
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	3.570%	12/7/2007	27,450	27,450
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	3.550%	12/7/2007	9,625	9,625
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	3.550%	12/7/2007	21,750	21,750

				81,845

Illinois (4.6%)
Chicago IL Board of Educ. VRDO	3.630%	12/3/2007 (4)	11,640	11,640
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	3.640%	12/7/2007 LOC	4,700	4,700
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	3.580%	12/7/2007	7,847	7,847
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	3.580%	12/7/2007	9,785	9,785
Illinois GO	5.000%	12/1/2007	5,475	5,475
[1] Illinois Regional Transp. Auth. Rev. TOB VRDO	3.640%	12/7/2007 (1)	6,470	6,470
[1] Illinois Regional Transp. Auth. Rev. TOB VRDO	3.860%	12/7/2007 (1)	5,170	5,170
Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	3.560%	12/7/2007 (10)	20,000	20,000
Schaumburg IL GO VRDO	3.610%	12/7/2007	85	85

				71,172

Indiana (1.0%)
Mount Vernon IN PCR (General Electric Project) VRDO	3.500%	12/3/2007	15,685	15,685

Kansas (0.4%)
Kansas Dev. Finance Auth. Rev. (Sisters of Charity) VRDO	3.600%	12/3/2007	5,960	5,960

Kentucky (2.5%)
Kentucky Inc. Public Energy Auth. Gas Supply Rev. VRDO	3.630%	12/3/2007	38,849	38,849

Louisiana (2.5%)
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) VRDO	3.600%	12/3/2007 LOC	28,000	28,000
Louisiana Public Fac. Auth. Rev. (International Matex Tank Terminals) VRDO	3.600%	12/7/2007 LOC	10,000	10,000

				38,000

Massachusetts (4.6%)
Massachusetts Dev. Finance Agency Rev. (Harvard Univ.) VRDO	3.550%	12/3/2007	4,550	4,550
Massachusetts Dev. Finance Agency Rev. (Wentworth Institute of Technology) VRDO	3.650%	12/7/2007 LOC	12,155	12,155
Massachusetts GAN	7.000%	12/15/2007 (1)	24,810	24,840
Massachusetts GO VRDO	3.630%	12/3/2007	23,295	23,295
Massachusetts Health & Educ. Fac. Auth. Rev. (Endicott College) VRDO	3.570%	12/7/2007 LOC	6,275	6,275

				71,115

Michigan (5.2%)
[1] Detroit MI City School Dist. TOB VRDO	3.860%	12/7/2007 (4)	5,550	5,550
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	3.650%	12/3/2007	14,675	14,675
Univ. of Michigan Hosp. Rev. VRDO	3.650%	12/3/2007	9,950	9,950
Univ. of Michigan Hosp. Rev. VRDO	3.650%	12/3/2007	5,400	5,400
Univ. of Michigan Hosp. Rev. VRDO	3.600%	12/7/2007	30,000	30,000
Univ. of Michigan Univ. Rev. VRDO	3.570%	12/7/2007	14,950	14,950

				80,525

Mississippi (1.6%)
Mississippi Business Finance Corp. Rev. VRDO	3.610%	12/7/2007 LOC	15,000	15,000
[1] Univ. of Southern Mississippi Educ. Building Corp. Rev. TOB VRDO	3.660%	12/7/2007 (4)	10,455	10,455

				25,455

Missouri (3.1%)
Curators of the Univ. of Missouri System Fac. Rev. VRDO	3.600%	12/3/2007	8,200	8,200
Curators of the Univ. of Missouri System Fac. Rev. VRDO	3.600%	12/3/2007	3,000	3,000
Curators of the Univ. of Missouri System Fac. Rev. VRDO	3.560%	12/7/2007	30,000	30,000
Missouri Health & Educ. Fac. Auth. (Washington Univ.) VRDO	3.600%	12/3/2007	6,600	6,600

				47,800

Nebraska (1.0%)
[1] Central Plains Energy Project Nebraska Gas Project TOB VRDO	3.680%	12/7/2007	16,000	16,000

Nevada (2.2%)
[1] Clark County NV School Dist. GO TOB VRDO	3.750%	12/7/2007 (1)	12,035	12,035
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding VRDO	3.670%	12/3/2007	17,800	17,800
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/2007 (1)	4,325	4,325

				34,160

New Mexico (0.7%)
Alamogordo NM Hosp. Rev. (Gerald Regional) VRDO	3.640%	12/7/2007 LOC	10,465	10,465

New York (7.6%)
[1] Metro. New York Transp. Auth. Rev. (Transit Rev.) TOB VRDO	3.660%	12/7/2007 (4)	6,000	6,000
[1] Metro. New York Transp. Auth. Rev. TOB VRDO	3.630%	12/7/2007 (4)	29,445	29,445
New York City NY GO VRDO	3.540%	12/7/2007 LOC	12,500	12,500
[1] New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.670%	12/7/2007 (3)	12,000	12,000
New York City NY Transitional Finance Auth. Rev. VRDO	3.550%	12/3/2007	11,730	11,730
[1] New York State Dormitory Auth. Rev. TOB VRDO	3.660%	12/7/2007	10,400	10,400
New York State Power Auth. Rev. CP	3.540%	12/4/2007	13,800	13,800
[1] New York State Thruway Auth. Rev. (Personal Income Tax) TOB VRDO	3.700%	12/7/2007 (3)	10,960	10,960
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.530%	12/7/2007	10,600	10,600

				117,435

North Carolina (2.9%)
[1] North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	3.660%	12/7/2007	5,290	5,290
[1] North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) TOB VRDO	3.660%	12/7/2007	15,205	15,205
Raleigh NC Downtown Improvement Project COP VRDO	3.590%	12/7/2007	25,000	25,000

				45,495

Ohio (6.4%)
Akron OH Bath & Copley Joint Township Hosp. Dist. Rev. (Summa Health Systems) VRDO	3.610%	12/7/2007 LOC	14,565	14,565
[1] Columbus OH City School Dist. TOB VRDO	3.620%	12/7/2007 (4)	5,000	5,000
[1] Franklin County OH GO TOB VRDO	3.660%	12/7/2007	10,000	10,000
Kent State Univ. Ohio Univ. Rev. VRDO	3.620%	12/7/2007 (1)	3,000	3,000
Ohio Common Schools GO VRDO	3.600%	12/7/2007	20,000	20,000
Ohio Common Schools GO VRDO	3.600%	12/7/2007	9,610	9,610
Ohio GO VRDO	3.600%	12/7/2007	3,350	3,350
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.620%	12/3/2007 LOC	14,100	14,100
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	3.600%	12/7/2007 (1)	9,245	9,245
[1] Ohio Water Dev. Auth. Rev. TOB VRDO	3.620%	12/7/2007	10,030	10,030

				98,900

Oregon (1.3%)
Oregon State Veteran Welfare Services VRDO	3.600%	12/7/2007	10,000	10,000
[1] Washington Clackamas & Yamhill County OR School Dist. TOB VRDO	3.640%	12/7/2007 (1)	10,045	10,045

				20,045

Pennsylvania (3.5%)
Beaver County PA IDA PCR (Firstenenergy Nuclear) VRDO	3.570%	12/7/2007 LOC	15,500	15,500
Manheim Township PA School Dist. VRDO	3.620%	12/7/2007 (4)	2,000	2,000
Nazareth PA School Dist. GO VRDO	3.650%	12/7/2007 (4)	6,000	6,000
Pennsylvania Turnpike Comm. Rev. VRDO	3.560%	12/7/2007	13,400	13,400
[1] Philadelphia PA School Dist. TOB VRDO	3.730%	12/7/2007 (2)	9,000	9,000
[1] Philadelphia PA School Dist. TOB VRDO	3.670%	12/7/2007 (4)	8,745	8,745

				54,645

South Carolina (0.4%)
[1] Greenville County SC School Dist. TOB VRDO	3.750%	12/7/2007	6,000	6,000

Tennessee (8.8%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.650%	12/3/2007 (10)	13,400	13,400
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	3.620%	12/3/2007 LOC	9,235	9,235
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	3.620%	12/3/2007 LOC	7,000	7,000
Memphis TN Electric System Rev.	5.000%	12/1/2007 (4)	13,875	13,875
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) CP	3.430%	1/16/2008	20,000	20,000
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	3.620%	12/3/2007 LOC	11,045	11,045
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	3.620%	12/3/2007 LOC	7,600	7,600
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.640%	12/3/2007	30,560	30,560
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.650%	12/3/2007 (2)	8,325	8,325
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.630%	12/7/2007 (2)	9,500	9,500
[1] Sullivan County TN Health & Housing Fac. Board Hosp. Rev. (Wellmont Health System) TOB VRDO	3.660%	12/7/2007	5,500	5,500

				136,040

Texas (13.4%)
[1] Board of Regents of the Univ. of Texas System Rev. TOB VRDO	3.660%	12/7/2007	17,490	17,490
[1] Board of Regents of the Univ. of Texas System Rev. TOB VRDO	3.660%	12/7/2007	5,970	5,970
[1] Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	3.660%	12/7/2007	6,000	6,000
[1] Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	3.750%	12/7/2007	5,230	5,230
Denton TX Independent School Dist. VRDO	3.570%	12/7/2007	6,615	6,615
Harris County TX Health Fac. Dev. Corp. Rev. (Texas Medical Center) VRDO	3.600%	12/3/2007 (1)	6,500	6,500
Harris County TX Health Fac. Dev. Corp. Rev. (YMCA Greater Houston Area) VRDO	3.600%	12/3/2007 LOC	1,300	1,300
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's Christian Assn. of Greater Houston) VRDO	3.600%	12/3/2007 LOC	8,000	8,000
Houston TX Higher Educ. Finance Corp. (Rice Univ.) VRDO	3.520%	12/7/2007	3,000	3,000
[1] Houston TX Independent School Dist. GO TOB VRDO	3.660%	12/7/2007 (4)	15,360	15,360
[1] Houston TX Util. System Rev. TOB VRDO	3.660%	12/7/2007 (1)	4,995	4,995
[1] Katy TX Independent School Dist. GO TOB VRDO	3.660%	12/7/2007	5,780	5,780
[1] Keller TX Independent School Dist. GO TOB VRDO	3.660%	12/7/2007	6,815	6,815
Lower Neches Valley Auth. Texas IDR (ExxonMobil Corp.) VRDO	3.600%	12/3/2007	3,700	3,700
[1] Pearland TX GO TOB VRDO	3.640%	12/7/2007 (4)	10,265	10,265
[1] Pearland TX Independent School Dist. GO TOB VRDO	3.750%	12/7/2007	13,935	13,935
San Antonio TX Educ. Facilities Corp. Rev. Higher Educ. (Trinity Univ.) VRDO	3.600%	12/3/2007	4,200	4,200
[1] San Antonio TX Water Rev. TOB VRDO	3.660%	12/7/2007 (3)	6,200	6,200
[1] Texas GO TOB VRDO	3.650%	12/7/2007	17,000	17,000
[1] Texas GO TOB VRDO	3.660%	12/7/2007	8,685	8,685
[1] Texas GO TOB VRDO	3.660%	12/7/2007	6,215	6,215
[1] Texas GO TOB VRDO	3.670%	12/7/2007	6,805	6,805
[1] Texas GO TOB VRDO	3.680%	12/7/2007	7,600	7,600
[1] Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.620%	12/7/2007	5,490	5,490
[1] Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.660%	12/7/2007	14,410	14,410
[1] Waco TX Health Facs. Dev. Corp. TOB VRDO	3.680%	12/7/2007 (1)	10,000	10,000

				207,560

Utah (1.9%)
Murray UT Hosp. Rev. (IHC Health Services) VRDO	3.600%	12/3/2007	13,550	13,550
[1] Utah GO TOB VRDO	3.660%	12/7/2007	11,000	11,000
Utah Transit Auth. Sales Tax Rev. VRDO	3.650%	12/3/2007 LOC	4,080	4,080

				28,630

Virginia (1.8%)
Fairfax County VA IDA Hosp. Rev. (Inova Health System Hosp. Project) VRDO	3.580%	12/7/2007	28,210	28,210

Washington (0.9%)
[1] King County WA Sewer Rev. TOB VRDO	3.670%	12/7/2007 (4)	3,800	3,800
[1] Washington GO TOB VRDO	3.670%	12/7/2007	9,495	9,495

				13,295

Total Municipal Bonds
(Cost $1,566,996)				1,566,996

Other Assets and Liabilities-Net (-1.3%)				(20,694)

Net Assets (100%)				1,546,302

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally    to qualified institutional buyers. At November 30,2007, the aggregate value of these securities was $467,065,000, representing 30.2% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 17, 2008

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 17, 2008

* By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by reference.